CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 66.3%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.1%
Verizon Communications Inc.	85,790	$3,566,290

Entertainment - 1.3%
Activision Blizzard Inc.	51,800	3,966,326

TOTAL COMMUNICATION SERVICES		7,532,616

CONSUMER STAPLES - 3.6%
Beverages - 1.9%
Coca-Cola Co.	97,030	5,949,879

Household Products - 1.7%
Kimberly-Clark Corp.	16,290	2,117,863
Procter & Gamble Co.	23,950	3,410,001

Total Household Products		5,527,864

TOTAL CONSUMER STAPLES		11,477,743

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Diamondback Energy Inc.	28,239	4,126,283
DT Midstream Inc.	52,600	2,875,116
Enbridge Inc.	42,190	1,728,524
Equitrans Midstream Corp.	189,500	1,373,875
Williams Cos. Inc.	69,570	2,242,937

TOTAL ENERGY		12,346,735

FINANCIALS - 12.2%
Banks - 3.1%
Bank of America Corp.	120,700	4,282,436
JPMorgan Chase & Co.	37,900	5,304,484

Total Banks		9,586,920

Capital Markets - 6.3%
Blackstone Inc.	115,090	11,044,036
Blue Owl Capital Inc.	319,400	4,018,052
CME Group Inc.	6,920	1,222,487
Intercontinental Exchange Inc.	15,910	1,711,121
Trinity Capital Inc.	146,200	1,957,618

Total Capital Markets		19,953,314

Diversified Financial Services - 0.6%
Apollo Global Management Inc.	26,520	1,877,086

Insurance - 1.0%
Chubb Ltd.	13,210	3,005,143

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2023 Quarterly Report	1

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AGNC Investment Corp.	330,700	$3,836,120

TOTAL FINANCIALS		38,258,583

HEALTH CARE - 7.7%
Biotechnology - 0.7%
Amgen Inc.	8,430	2,127,732

Life Sciences Tools & Services - 1.6%
Danaher Corp.	18,590	4,914,824

Pharmaceuticals - 5.4%
Johnson & Johnson	13,790	2,253,562
Merck & Co. Inc.	66,590	7,152,432
Pfizer Inc.	175,674	7,757,764

Total Pharmaceuticals		17,163,758

TOTAL HEALTH CARE		24,206,314

INDUSTRIALS - 7.4%
Aerospace & Defense - 3.3%
L3Harris Technologies Inc.	7,200	1,546,704
Lockheed Martin Corp.	9,030	4,183,238
Raytheon Technologies Corp.	47,980	4,790,803

Total Aerospace & Defense		10,520,745

Air Freight & Logistics - 0.7%
United Parcel Service Inc., Class B Shares	12,520	2,319,080

Electrical Equipment - 0.6%
Emerson Electric Co.	19,250	1,736,735

Machinery - 2.3%
Otis Worldwide Corp.	67,400	5,542,302
Stanley Black & Decker Inc.	17,660	1,577,214

Total Machinery		7,119,516

Road & Rail - 0.5%
Union Pacific Corp.	7,300	1,490,587

TOTAL INDUSTRIALS		23,186,663

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.1%
Cisco Systems Inc.	73,650	3,584,546

Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity Ltd.	20,020	2,545,543

IT Services - 0.8%
Paychex Inc.	20,390	2,362,385

Semiconductors & Semiconductor Equipment - 6.3%
Broadcom Inc.	18,421	10,776,469

See Notes to Schedule of Investments.

2	ClearBridge Tactical Dividend Income Fund 2023 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV	9,670	$1,782,278
QUALCOMM Inc.	38,150	5,081,961
Texas Instruments Inc.	12,890	2,284,237

Total Semiconductors & Semiconductor Equipment		19,924,945

Software - 5.8%
Gen Digital Inc.	51,530	1,185,705
Microsoft Corp.	51,470	12,754,781
Oracle Corp.	47,070	4,163,812

Total Software		18,104,298

Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc.	82,750	11,939,998

TOTAL INFORMATION TECHNOLOGY		58,461,715

MATERIALS - 1.5%
Chemicals - 1.5%
Air Products & Chemicals Inc.	6,030	1,932,675
Huntsman Corp.	85,840	2,720,270

TOTAL MATERIALS		4,652,945

REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Alexandria Real Estate Equities Inc.	28,960	4,655,030
American Tower Corp.	9,210	2,057,422
Apartment Income REIT Corp.	42,788	1,637,069
Crown Castle Inc.	5,072	751,214
Equinix Inc.	3,260	2,406,304
Equity LifeStyle Properties Inc.	21,090	1,513,840
Gaming and Leisure Properties Inc.	60,047	3,216,117
Global Medical REIT Inc.	74,200	833,266
Prologis Inc.	14,690	1,899,123
SBA Communications Corp.	5,740	1,707,822
Weyerhaeuser Co.	23,350	803,941

TOTAL REAL ESTATE		21,481,148

UTILITIES - 2.2%
Electric Utilities - 0.9%
NextEra Energy Inc.	16,520	1,232,887
PPL Corp.	50,400	1,491,840

Total Electric Utilities		2,724,727

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2023 Quarterly Report	3

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - 1.3%
DTE Energy Co.		20,779	$2,418,052
Sempra Energy		10,420	1,670,639

Total Multi-Utilities			4,088,691

TOTAL UTILITIES			6,813,418

TOTAL COMMON STOCKS (Cost - $135,565,234)			208,417,880

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 21.9%
Diversified Energy Infrastructure - 11.1%
Energy Transfer LP		1,211,430	16,087,790
Enterprise Products Partners LP		486,270	12,448,512
Plains GP Holdings LP, Class A Shares		483,710	6,331,764	*

Total Diversified Energy Infrastructure			34,868,066

Global Infrastructure - 1.0%
Brookfield Renewable Partners LP		111,210	3,238,802

Liquids Transportation & Storage - 3.0%
Magellan Midstream Partners LP		178,520	9,532,968

Oil/Refined Products - 4.5%
CrossAmerica Partners LP		156,720	3,535,603
MPLX LP		189,680	6,623,626
Sunoco LP		82,580	3,941,543

Total Oil/Refined Products			14,100,772

Petrochemicals - 1.5%
Westlake Chemical Partners LP		183,299	4,685,123

Power Generation - 0.8%
NextEra Energy Partners LP		33,340	2,443,822

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $32,642,195)			68,869,553

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 7.6%
COMMUNICATION SERVICES - 2.2%
Media - 0.7%
Paramount Global, Non Voting Shares	5.750%	69,293	2,275,582

Wireless Telecommunication Services - 1.5%
2020 Cash Mandatory Exchangeable Trust	5.250%	3,769	4,555,364

TOTAL COMMUNICATION SERVICES			6,830,946

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 1.1%
Aptiv PLC, Non Voting Shares	5.500%	27,670	3,486,143

See Notes to Schedule of Investments.

4	ClearBridge Tactical Dividend Income Fund 2023 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
FINANCIALS - 2.5%
Capital Markets - 2.5%
KKR & Co. Inc., Non Voting Shares	6.000%		115,490	$7,802,505

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp., Non Voting Shares	5.500%		2,934	334,858

UTILITIES - 1.7%
Electric Utilities - 1.3%
NextEra Energy Inc.	6.219%		88,590	4,242,575

Gas Utilities - 0.4%
Spire Inc.	7.500%		23,900	1,232,284

TOTAL UTILITIES				5,474,859

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $24,350,443)				23,929,311

INVESTMENTS IN UNDERLYING FUNDS - 1.2%
Ares Capital Corp.			118,660	2,298,444	(a)
Barings BDC Inc.			178,000	1,559,280	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $3,765,556)				3,857,724

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.2%
INDUSTRIALS - 1.2%
Airlines - 1.2%
American Airlines Group Inc., Senior Notes (Cost - $3,255,898)	6.500%	7/1/25	$3,114,000	3,830,220

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $199,579,326)				308,904,688

			SHARES
SHORT-TERM INVESTMENTS - 1.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%		3,443,364	3,443,364	(b)
Western Asset Premier Institutional U.S.
Treasury Reserves, Premium Shares	4.326%		1,475,728	1,475,728	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,919,092)				4,919,092

TOTAL INVESTMENTS - 99.8% (Cost - $204,498,418)				313,823,780
Other Assets in Excess of Liabilities - 0.2%				540,049

TOTAL NET ASSETS - 100.0%				$314,363,829

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2023 Quarterly Report	5

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

*	Non-income producing security.

(a)	Security is a business development company.

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $1,475,728 and the cost was $1,475,728 (Note 2).

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Tactical Dividend Income Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

7

Notes to Schedule of Investments (unaudited) (continued)

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$208,417,880	—	—	$208,417,880
Master Limited Partnerships	68,869,553	—	—	68,869,553
Convertible Preferred Stocks:
Communication Services	2,275,582	$4,555,364	—	6,830,946
Other Convertible Preferred Stocks	17,098,365	—	—	17,098,365
Investments in Underlying Funds	3,857,724	—	—	3,857,724
Convertible Bonds & Notes	—	3,830,220	—	3,830,220

Total Long-Term Investments	300,519,104	8,385,584	—	308,904,688

Short-Term Investments†	4,919,092	—	—	4,919,092

Total Investments	$305,438,196	$8,385,584	—	$313,823,780

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$316,809	$4,955,817	4,955,817	$3,796,898	3,796,898

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$10,004	—	$1,475,728

9